LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2024 and December 31, 2023 and for the six month period ended June 30, 2024 and 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Lease liabilities	1,035	1,146
Right of-use assets:
Land, buildings and improvements	884	944
Machinery, equipment and others	363	400
Total right-of-use assets	1,247	1,344

	Six months ended June 30, 2024	Six months ended June 30, 2023
Depreciation and impairment charges:
Land, buildings and improvements	73	78
Machinery, equipment and others	39	38
Total depreciation and impairment charges	112	116

Other lease related expenses:
Interest expense on lease liabilities	27	26
Expenses of short-term leases	58	40
Expenses of leases of low-value assets	45	41
Expenses related to variable lease payments	33	32

Additions to right-of-use assets	65	175
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	113	144